SUPPLEMENT TO THE PROSPECTUS

United Asset Strategy Fund, Inc. Class A Shares

The following information replaces the second paragraph of disclosure in the section entitled "WRIMCO and Its Affiliates" on page 35:

     Michael L. Avery is primarily responsible for the day-to-day management of the equity portion of the portfolio of the Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Vice President of WRIMCO, Vice President of Waddell & Reed Asset Management Company, an affiliate of WRIMCO, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Avery has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, WRIMCO, since February 1, 1994, has served as the director of research of Waddell & Reed, Inc. and its successor, WRIMCO, since August 1987, and has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since June 1981.

     Daniel J. Vrabac is primarily responsible for the day-to-day management of the fixed-income portion of the portfolio of the Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Vice President of Waddell & Reed Asset Management Company, an affiliate of WRIMCO. Mr. Vrabac has served as an investment analyst with WRIMCO since May 1994, and was a Vice President of Kansas City Life Insurance Company from May 1983 to May 1994. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United Asset Strategy Fund, Inc. Class A Shares dated December 31, 1996.

This supplement is dated January 30, 1997.

NUS2017A0

SUPPLEMENT TO THE PROSPECTUS

United Asset Strategy Fund, Inc. Class Y Shares

The following information replaces the second paragraph of disclosure in the section entitled "WRIMCO and Its Affiliates" on page 33:

     Michael L. Avery is primarily responsible for the day-to-day management of the equity portion of the portfolio of the Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Vice President of WRIMCO, Vice President of Waddell & Reed Asset Management Company, an affiliate of WRIMCO, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Avery has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, WRIMCO, since February 1, 1994, has served as the director of research of Waddell & Reed, Inc. and its successor, WRIMCO, since August 1987, and has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since June 1981.

     Daniel J. Vrabac is primarily responsible for the day-to-day management of the fixed-income portion of the portfolio of the Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Vice President of Waddell & Reed Asset Management Company, an affiliate of WRIMCO. Mr. Vrabac has served as an investment analyst with WRIMCO since May 1994, and was a Vice President of Kansas City Life Insurance Company from May 1983 to May 1994. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United Asset Strategy Fund, Inc. Class Y Shares dated December 31, 1996.

This supplement is dated January 30, 1997.

NUS2017-Y